Equity (Details) - USD ($)											1 Months Ended		3 Months Ended			7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 12, 2025	Jul. 31, 2025	Jul. 14, 2025	Apr. 30, 2025	Mar. 31, 2025	Nov. 18, 2024	Oct. 28, 2024	Jun. 05, 2024	Mar. 07, 2024	May 23, 2023	Mar. 31, 2024	Jun. 30, 2023	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 05, 2025	Jun. 04, 2025	Feb. 26, 2025	Jan. 09, 2025	Jan. 06, 2025	Dec. 15, 2024	Dec. 13, 2024	Oct. 09, 2023	Jul. 06, 2023
Equity [Line Items]
Common stock, shares authorized																100,000,000			100,000,000	100,000,000
Preferred stock, shares authorized																10,000,000			10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)																$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, stated value (in Dollars)
Percentage of common stock issued and outstanding																			50.00%
Conversion price per share (in Dollars per share)																			$ 1	$ 11.25
Equity method investment (in Dollars)																				$ 10,636,544
Deemed contribution (in Dollars)																			$ 162,473
Redemption, net of payables due to lab services (in Dollars)					$ 632,916									$ 632,916
Total redemption (in Dollars)														$ 13,377,916
Gross proceeds (in Dollars)			$ 450,500
Offering expenses (in Dollars)			$ 25,000
Issuance of common stock										5,000									100,000
Share issued																4,857,476			4,857,476	4,854,009
Net proceeds (in Dollars)																				$ 2,857,852
Purchase common stock			121,200
Purchase of warrants			832,576					80,000												72,000								2,917
Stock price per share (in Dollars per share)			$ 2.35
Risk-free rate			4.01%														4.29%
Volatility rate			91.10%														105.10%
Expected life term			5 years														3 years
Dividend yield rate			0.00%														0.00%	0.00%
Warrants (in Dollars)			$ 354,297
Pre-funded warrants (in Dollars)			25,000																475,500
Stock-based compensation expense (in Dollars)																	$ 1,829,871
Accrued liabilities (in Dollars)													$ 42,385				42,385
Exercise price (in Dollars per share)								$ 7.5												$ 9.75								$ 27
Aggregate fair value of the options granted (in Dollars)													6,115				6,115
Professional fees (in Dollars)																			5,254,207	$ 1,590,268
Fair values of warrants (in Dollars)																			(538,213)	$ (374,365)
Convertible debt issuance costs (in Dollars)																			$ 54,186
Cancelled, warrants								23,288
Warrants, exercised				87,250		6,278
Pre-funded warrants [Member]
Equity [Line Items]
Gross proceeds (in Dollars)			18,628
Additional paid-in capital (in Dollars)			$ 6,372
First Warrant [Member]
Equity [Line Items]
Purchase of warrants								66,667
Exercise price (in Dollars per share)								$ 9.75			$ 30
Warrant to purchase								66,667			8,750
Second Warrant [Member]
Equity [Line Items]
Purchase of warrants								80,000													621,353
Exercise price (in Dollars per share)								$ 7.5			$ 19.5
Warrant to purchase								80,000			8,077
Warrants Issued in March 2024 [Member]
Equity [Line Items]
Risk-free rate									4.07%
Expected life term									5 years
Dividend yield rate									0.00%
Exercise price (in Dollars per share)									$ 30
Fair values of warrants (in Dollars)									$ 9,450
Stock price (in Dollars per share)									$ 6
Volatility rate									85.24%
Warrants Issued in June 2024 [Member]
Equity [Line Items]
Purchase of warrants								5,333
Risk-free rate								4.31%
Volatility rate								85.72%
Expected life term								5 years
Dividend yield rate								0.00%
Exercise price (in Dollars per share)					$ 7.5			$ 9.75						$ 7.5
Fair values of warrants (in Dollars)					$ 80,000			$ 72,000
Stock price (in Dollars per share)								$ 10.39
Convertible debt issuance costs (in Dollars)								$ 39,221
Roth Capital Partners, LLC [Member]
Equity [Line Items]
Sale of stock												281,843
Aggregate offering price amount (in Dollars)												$ 3,500,000
Average price (in Dollars per share)												$ 10.14
Net proceeds (in Dollars)												$ 2,544,311
Offering costs (in Dollars)												$ 313,541
Avalon Lab [Member]
Equity [Line Items]
Equity interest, percentage																							40.00%
Common Stock [Member]
Equity [Line Items]
Percentage of common stock issued and outstanding																			(50.00%)
Consideration issuable shares																			1
Issuance of common stock							206,033													145,153
Share issued				429,181		42,381
Fair market values (in Dollars)																	1,880,786
Share price (in Dollars per share)																						$ 3.53
Warrants, exercised																			429,181	42,381
Common Stock [Member] | First Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																													$ 67.5
Pre-funded warrants [Member]
Equity [Line Items]
Purchase of warrants			354,300
Securities Purchase Agreement [Member]
Equity [Line Items]
Common stock shares issued (in Dollars)			$ 475,500
Purchase of warrants			354,300
Stock Options [Member]
Equity [Line Items]
Stock-based compensation expense (in Dollars)													470,350		$ 60,000		(51,159)	$ 14,829
Aggregate intrinsic value of both stock options outstanding a (in Dollars)																	0
Compensation and related benefits (in Dollars)																	19,878	$ 31,281
Professional fees (in Dollars)																	28,238
RPM [Member]
Equity [Line Items]
Percentage of own excess	100.00%
Convertible Debt Note [Member]
Equity [Line Items]
Conversion price																			10.00%
July 2025 Convertible Note [Member]
Equity [Line Items]
Share issued		10,000
Fair market values (in Dollars)		$ 26,800
June 2024 Convertible Note [Member]
Equity [Line Items]
Issuance of common stock								26,800
Purchase of warrants								146,667
Exercise price (in Dollars per share)																					$ 7.5
Unpaid interest (in Dollars)																			$ 320,282	$ 325,486
June 2024 Convertible Note [Member] | Conversion Share [Member]
Equity [Line Items]
Converted principal amount (in Dollars)																			2,010,827
Unpaid interest (in Dollars)																			$ 233,795
Shares of common stock																			2,244,622
Share price (in Dollars per share)																$ 1			$ 1
Convertible Debt [Member]
Equity [Line Items]
Issuance of common stock																				33,800
Common stock shares issued (in Dollars)																				$ 320,546
Related Party [Member] | Finder’s fee [Member]
Equity [Line Items]
Exercise price (in Dollars per share)								$ 9.75	$ 30
Warrant to purchase								5,333	700
Mast Hill [Member]
Equity [Line Items]
Purchase of warrants																				9,000
Exercise price (in Dollars per share)																$ 9.75			$ 9.75
Fair value warrants																5,333			5,333
Fair values of warrants (in Dollars)																			$ 1,854	$ 3,714
Mast Hill [Member] | Second Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																$ 7.5			$ 7.5
Fair value warrants																80,000			80,000
Fair values of warrants (in Dollars)																			$ 32,175
Mast Hill [Member] | Warrants Issued in March 2024 [Member]
Equity [Line Items]
Purchase of warrants									8,750
Exercise price (in Dollars per share)									$ 30
Convertible note payable (in Dollars)									$ 20,374
Mast Hill [Member] | Warrants Issued in June 2024 [Member]
Equity [Line Items]
Purchase of warrants								66,667
Exercise price (in Dollars per share)								$ 9.75
Convertible note payable (in Dollars)								$ 418,194
Mast Hill [Member] | June 2024 Convertible Note [Member]
Equity [Line Items]
Purchase of warrants																72,000			72,000
Exercise price (in Dollars per share)																										$ 0.01
Converted principal amount (in Dollars)																$ 2,010,827
Third Party [Member] | Warrants Issued in March 2024 [Member]
Equity [Line Items]
Purchase of warrants									700
Exercise price (in Dollars per share)									$ 30
Convertible note payable (in Dollars)									$ 1,679
Third Party [Member] | Warrants Issued in June 2024 [Member]
Equity [Line Items]
Exercise price (in Dollars per share)								$ 9.75
Warrants Exercised [Member] | Stock Options [Member]
Equity [Line Items]
Aggregate intrinsic value (in Dollars)													$ 0				$ 0
Minimum [Member]
Equity [Line Items]
Conversion percentage																			80.00%
Risk-free rate																		3.47%
Volatility rate																		83.10%
Expected life term																		3 years
Maximum [Member]
Equity [Line Items]
Risk-free rate																		4.79%
Expected life term																		5 years
Series A Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																				$ 9,000,000				$ 9,000,000
Percentage of common stock issued and outstanding																			100.00%
Conversion price per share (in Dollars per share)																$ 150			$ 150
Conversion percentage																			90.00%
Preferred stock, shares issued																0			0	9,000
Preferred stock, shares outstanding																0			0	9,000
Issued shares																								9,000
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																15,000			15,000
Preferred stock, par value (in Dollars per share)																$ 0.0001			$ 0.0001
Series A Convertible Preferred Stock [Member] | Convertible Debt Note [Member]
Equity [Line Items]
Conversion price																			10.00%
Series A Convertible Preferred Stock [Member] | Mr. Lu [Member]
Equity [Line Items]
Issued shares	9,000
Series A Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																$ 1,000			$ 1,000
Series D Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																									5,000
Preferred stock, par value (in Dollars per share)																									$ 0.0001
Preferred stock, stated value (in Dollars)																$ 8,837,527			$ 8,837,527						$ 1,000
Percentage of common stock issued and outstanding																			100.00%
Conversion price per share (in Dollars per share)													$ 2.41			$ 2.41	$ 2.41		$ 2.41
Preferred stock, shares issued																5,000			5,000	0				5,000
Preferred stock, shares outstanding																5,000			5,000	0
Issued shares	5,000																							5,000
Equity method investment (in Dollars)	$ 9,000,000
Deemed contribution (in Dollars)																	$ 162,473		$ 162,473
Series D Preferred Stock [Member] | Avalon Lab [Member]
Equity [Line Items]
Equity interest, percentage					40.00%									40.00%
Series D Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Preferred stock, shares outstanding																5,000			5,000
Percentage of own excess																4.99%			4.99%
Series D Preferred Stock [Member] | Conversion Share [Member] | Preferred Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)																$ 2.41			$ 2.41
Series B Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share)																$ 0.0001			$ 0.0001
Preferred stock, stated value (in Dollars)																$ 1,000			$ 1,000
Conversion price per share (in Dollars per share)																$ 56.7			$ 56.7
Equity method investment (in Dollars)					$ 11,029,221									$ 11,029,221
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																15,000			15,000
Series B Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																				$ 11,000,000
Percentage of common stock issued and outstanding																			100.00%
Conversion price per share (in Dollars per share)																$ 56.7			$ 56.7
Preferred stock, shares issued																0			0	11,000
Preferred stock, shares outstanding																0			0	11,000
Conversion price per share (in Dollars per share)																			$ 56.7
Equity method investment (in Dollars)																							$ 11,000,000
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)					2,348,695									2,348,695
Shares of common stock																			(11,000)
Series B Convertible Preferred Stock [Member] | Lab Services MSO [Member]
Equity [Line Items]
Equity method investment (in Dollars)					11,000,000									11,000,000
Payment of closing the redemption (in Dollars)					$ 1,745,000									$ 1,745,000
Series B Holder [Member]
Equity [Line Items]
Percentage of common stock issued and outstanding																			50.00%
Series C Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																											10,000
Preferred stock, par value (in Dollars per share)																											$ 0.0001
Preferred stock, stated value (in Dollars)																$ 3,790,000			$ 3,790,000	$ 3,500,000							$ 1,000
Percentage of common stock issued and outstanding																			100.00%
Conversion price per share (in Dollars per share)																$ 2.41			$ 2.41
Preferred stock, shares issued																3,800			3,800	3,500
Preferred stock, shares outstanding																3,800			3,800	3,500
Series C Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued																3,800			3,800	3,500
Preferred stock, shares outstanding																3,800			3,800	3,500
Series C Convertible Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Preferred stock, shares issued																5,000			5,000
Percentage of own excess																19.99%			19.99%
Series C Convertible Preferred Stock [Member] | Minimum [Member] | Conversion Share [Member]
Equity [Line Items]
Percentage of own excess																19.99%			19.99%
Series C Convertible Preferred Stock [Member] | Maximum [Member] | Conversion Share [Member]
Equity [Line Items]
Percentage of own excess																4.99%			4.99%
Series E Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized	19,500
Preferred stock, stated value (in Dollars)	$ 14,916,753															$ 14,916,753			$ 14,916,753
Conversion price per share (in Dollars per share)																$ 1.5			$ 1.5
Preferred stock, shares issued	19,500															19,500			19,500	0
Preferred stock, shares outstanding																19,500			19,500	0
Series E Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, stated value (in Dollars)	$ 1,000
Conversion price per share (in Dollars per share)	$ 1.5
Preferred stock, shares issued	19,500
Conversion price per share (in Dollars per share)	$ 1.5
Percentage of share value	100.00%
Series E Convertible Preferred Stock [Member] | Affiliates [Member]
Equity [Line Items]
Percentage of own excess	4.99%
Series C Convertible Preferred Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)		$ 2.41																		$ 2.41
Sale of stock		300																		3,500
Preferred stock and received proceeds (in Dollars)																				$ 3,500,000
Gross proceeds (in Dollars)		$ 290,000
Offering expenses (in Dollars)		$ 10,000
Common Stock [Member] | Pre-funded warrants [Member]
Equity [Line Items]
Gross proceeds (in Dollars)			$ 121,203
Pre-funded warrants [Member]
Equity [Line Items]
Purchase of warrants																										150,000
Exercise price (in Dollars per share)																										$ 0.01
Warrant [Member] | Warrants Issued in March 2024 [Member]
Equity [Line Items]
Exercise price (in Dollars per share)									$ 30
Fair value warrants									9,450